Expense Example - StrategicAdvisersTax-SensitiveShortDurationFund-PRO - StrategicAdvisersTax-SensitiveShortDurationFund-PRO - Strategic Advisers Tax-Sensitive Short Duration Fund - Strategic Advisers Tax-Sensitive Short Duration Fund
Jul. 29, 2023 USD ($)
Expense Example:
1 year	$ 12
3 years	57
5 years	147
10 years	$ 409